Schedule of Investments January 31, 2022 (Unaudited)

V-Shares US Leadership Diversity ETF

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 10.4%
Alphabet, Inc. - Class A (a)	14	$37,885
Alphabet, Inc. - Class C (a)	13	35,282
AT&T, Inc.	340	8,670
Comcast Corp. - Class A	216	10,798
Electronic Arts, Inc.	14	1,857
iHeartMedia, Inc. - Class A (a)	6	121
Live Nation Entertainment, Inc. (a)	8	876
Match Group, Inc. (a)	12	1,352
Omnicom Group, Inc.	10	754
Pinterest, Inc. - Class A (a)	26	768
Take-Two Interactive Software, Inc. (a)	6	980
TEGNA, Inc.	10	194
T-Mobile US, Inc. (a)	28	3,029
Twitter, Inc. (a)	38	1,425
Verizon Communications, Inc.	190	10,114
ViacomCBS, Inc. - Class B	28	937
Walt Disney Co. (a)	86	12,295
World Wrestling Entertainment, Inc. - Class A	2	100
Zynga, Inc. - Class A (a)	50	453
		127,890
Consumer Discretionary - 7.3%
2U, Inc. (a)	4	65
Adtalem Global Education, Inc. (a)	2	59
Aptiv PLC - ADR (a)	12	1,639
AutoZone, Inc. (a)	1	1,986
Bath & Body Works, Inc.	12	673
Best Buy Co. Inc.	10	993
Burlington Stores, Inc. (a)	4	948
Chewy, Inc. - Class A (a)	4	190
Chipotle Mexican Grill, Inc. (a)	1	1,486
Choice Hotels International, Inc.	2	287
Cracker Barrel Old Country Store, Inc.	2	238
Deckers Outdoor Corp. (a)	2	640
Denny's Corp. (a)	2	31
Dick's Sporting Goods, Inc.	2	231
eBay, Inc.	30	1,802
EVgo, Inc. - Class A (a)	4	33
Expedia Group, Inc. - Class A (a)	6	1,100
Fisker, Inc. - Class A (a)	6	71
Floor & Decor Holdings, Inc. (a)	4	435
Foot Locker, Inc.	4	179
Gap Inc.	14	253
General Motors Co. (a)	62	3,269
Goodyear Tire & Rubber Co. (a)	14	290
H&R Block, Inc.	8	183
Hanesbrands, Inc.	16	258
Harley-Davidson, Inc.	8	277
Home Depot Inc.	50	18,349
Hyatt Hotels Corp. - Class A (a)	2	183
KB Home	4	169
Kohl's Corp.	8	478
Lear Corp.	2	335
Leggett & Platt, Inc.	6	239
Levi Strauss & Co. - Class A	4	88
Lowe's Cos, Inc.	32	7,595
Lucid Group, Inc. (a)	26	764
Macy's, Inc.	14	358
Marriott International Inc. (a)	12	1,933
Mattel, Inc. (a)	16	335
McDonald's Corp.	36	9,340
MGM Resorts International	20	854
Newell Brands, Inc.	18	418
NIKE, Inc. - Class B	60	8,884
Nordstrom, Inc. (a)	6	135
Norwegian Cruise Line Holdings Ltd. - ADR (a)	18	375
ODP Corp. (a)	2	88
Petco Health & Wellness Co. Inc. - Class A (a)	4	75
Planet Fitness, Inc. - Class A (a)	4	355
RealReal Inc. (a)	4	38
Rent-A-Center Inc.	2	84
SeaWorld Entertainment, Inc. (a)	2	119
Shake Shack, Inc. - Class A (a)	2	132
Starbucks Corp.	56	5,506
Steven Madden Ltd.	4	165
Stitch Fix, Inc. - Class A (a)	4	66
Stride, Inc. (a)	2	70
Tapestry, Inc.	14	531
Target Corp.	24	5,290
Terminix Global Holdings, Inc. (a)	6	259
TJX Cos Inc.	54	3,886
Under Armour, Inc. - Class A (a)	8	151
Under Armour, Inc. - Class C (a)	10	160
Whirlpool Corp.	2	420
Williams-Sonoma, Inc.	4	642
Wingstop, Inc.	2	307
Yum China Holdings, Inc.	20	963
Yum! Brands, Inc.	14	1,752
		89,507
Consumer Staples - 5.5%
Altria Group, Inc.	88	4,477
Archer-Daniels-Midland Co.	26	1,950
Beyond Meat, Inc. (a)	2	130
Campbell Soup Co.	10	441
Casey's General Stores, Inc.	2	376
Clorox Co.	6	1,007
Coca-Cola Co.	184	11,226
Conagra Brands, Inc.	22	765
Constellation Brands, Inc. - Class A	8	1,902
Coty, Inc. (a)	16	136
Edgewell Personal Care Co.	2	92
elf Beauty, Inc. (a)	2	59
Energizer Holdings, Inc.	4	150
Estee Lauder Cos Inc. - Class A	10	3,118
Fresh Del Monte Produce, Inc. - ADR	2	56
General Mills, Inc.	28	1,923
Hormel Foods Corp.	14	665
Ingredion, Inc.	4	379
Kimberly-Clark Corp.	16	2,202
Kroger Co.	32	1,395
McCormick & Co. Inc.	12	1,204
Nu Skin Enterprises, Inc.	2	96
PepsiCo Inc.	66	11,452
PriceSmart, Inc.	2	143
Procter & Gamble Co.	114	18,291
Sanderson Farms, Inc.	2	368
Spectrum Brands Holdings, Inc.	2	179
TreeHouse Foods, Inc. (a)	2	78
Tyson Foods, Inc. - Class A	14	1,272
Walgreens Boots Alliance, Inc.	34	1,692
		67,224
Energy - 1.9%
California Resources Corp.	4	170
ChampionX Corp. (a)	10	224
Chevron Corp.	90	11,820
ConocoPhillips	64	5,672
Marathon Petroleum Corp.	30	2,153
Occidental Petroleum Corp.	42	1,582
Valero Energy Corp.	20	1,659
		23,280
Financials - 10.6%
Aflac, Inc.	30	1,885
Allstate Corp.	14	1,689
American Equity Investment Life Holding Co.	4	165
American Express Co.	28	5,035
Aon PLC - Class A - ADR	10	2,764
Associated Banc-Corp.	6	143
Assurant, Inc.	2	305
Assured Guaranty Ltd. - ADR	4	213
Bank of America Corp.	352	16,241
Bank of Hawaii Corp.	2	172
Bank of New York Mellon Corp.	38	2,252
BankUnited, Inc.	4	167
BlackRock, Inc.	7	5,761
Brighthouse Financial, Inc. (a)	4	218
Capital One Financial Corp.	22	3,228
Cathay General BanCorp.	4	181
Cboe Global Markets, Inc.	6	711
Charles Schwab Corp.	72	6,314
Citigroup, Inc.	96	6,252
Columbia Banking System, Inc.	4	139
Comerica, Inc.	6	557
Cullen/Frost Bankers, Inc.	2	282
CVB Financial Corp.	6	132
Discover Financial Services	14	1,620
East West Bancorp, Inc.	6	518
Eastern Bankshares, Inc.	8	170
Employers Holdings, Inc.	2	78
Encore Capital Group, Inc. (a)	2	129
Fifth Third BanCorp.	32	1,428
First BanCorp.- ADR	10	145
First Hawaiian, Inc.	6	170
Fulton Financial Corp.	8	144
GCM Grosvenor, Inc. - Class A	2	18
Goldman Sachs Group Inc.	16	5,675
Green Dot Corp. - Class A (a)	2	63
Hartford Financial Services Group Inc.	16	1,150
Hope Bancorp, Inc.	6	100
Huntington Bancshares Inc.	70	1,054
Intercontinental Exchange, Inc.	26	3,293
KeyCorp.	46	1,153
Lincoln National Corp.	8	560
Markel Corp. (a)	1	1,233
Marsh & McLennan Cos, Inc.	24	3,687
MetLife, Inc.	32	2,146
Morgan Stanley	68	6,973
Morningstar, Inc.	2	575
MSCI, Inc.	4	2,144
Nasdaq, Inc.	6	1,075
Northern Trust Corp.	10	1,166
OneMain Holdings, Inc.	4	207
Pacific Premier Bancorp, Inc.	4	153
PNC Financial Services Group Inc.	20	4,120
Popular, Inc. - ADR	4	357
PRA Group, Inc. (a)	2	93
Primerica, Inc.	2	309
Principal Financial Group, Inc.	12	877
ProAssurance Corp.	2	48
Prudential Financial, Inc.	18	2,008
Raymond James Financial, Inc.	8	847
Regions Financial Corp.	46	1,055
S&P Global, Inc.	12	4,983
State Street Corp.	16	1,512
Synchrony Financial	28	1,193
Synovus Financial Corp.	6	299
T Rowe Price Group, Inc.	10	1,544
Truist Financial Corp.	62	3,895
Umpqua Holdings Corp.	10	203
Upstart Holdings, Inc. (a)	2	218
U.S. Bancorp	64	3,724
Washington Federal, Inc.	4	140
Wells Fargo & Co.	196	10,545
Zions Bancorporation NA	8	543
		130,146
Health Care - 12.7%
10X Genomics, Inc. - Class A (a)	4	385
2seventy bio, Inc. (a)	2	37
Abbott Laboratories	84	10,707
AbbVie, Inc.	84	11,499
Accolade, Inc. (a)	2	38
Agilent Technologies, Inc.	14	1,950
Align Technology, Inc. (a)	4	1,980
Allogene Therapeutics, Inc. (a)	4	46
Alnylam Pharmaceuticals, Inc. (a)	6	826
Anthem, Inc.	12	5,292
Arcutis Biotherapeutics, Inc. (a)	2	30
Arena Pharmaceuticals, Inc. (a)	2	184
Baxter International, Inc.	24	2,051
Biogen, Inc. (a)	8	1,808
Bluebird Bio, Inc. (a)	4	32
Boston Scientific Corp. (a)	68	2,917
Bristol-Myers Squibb Co.	104	6,749
Cardinal Health, Inc.	14	722
CareDx, Inc. (a)	2	84
Cerevel Therapeutics Holdings, Inc. (a)	2	52
Cigna Corp.	16	3,687
Community Health Systems, Inc. (a)	6	76
CVS Health Corp.	62	6,604
Danaher Corp.	30	8,574
DaVita, Inc. (a)	4	433
Elanco Animal Health, Inc. (a)	22	573
Eli Lilly & Co.	40	9,816
Encompass Health Corp.	4	248
Envista Holdings Corp. (a)	8	346
Fate Therapeutics, Inc. (a)	4	166
Gilead Sciences, Inc.	60	4,121
Global Blood Therapeutics, Inc. (a)	2	58
Guardant Health, Inc. (a)	4	278
Halozyme Therapeutics, Inc. (a)	6	208
Henry Schein, Inc. (a)	6	452
Hims & Hers Health, Inc. - Class A (a)	6	29
Illumina, Inc. (a)	8	2,791
ImmunityBio, Inc. (a)	4	23
Intuitive Surgical, Inc. (a)	16	4,547
Johnson & Johnson	126	21,708
Karuna Therapeutics, Inc. (a)	2	222
Kronos Bio, Inc. (a)	2	18
Laboratory Corp.of America Holdings (a)	4	1,085
Legend Biotech Corp. - ADR (a)	6	256
Merck & Co. Inc.	120	9,778
Mirati Therapeutics, Inc. (a)	2	239
Myovant Sciences Ltd. - ADR (a)	2	26
Myriad Genetics, Inc. (a)	4	105
Oak Street Health, Inc. (a)	6	104
Penumbra, Inc. (a)	2	452
Pfizer, Inc.	266	14,015
Precigen, Inc. (a)	4	10
Regeneron Pharmaceuticals, Inc. (a)	4	2,434
Relay Therapeutics, Inc. (a)	2	44
ResMed, Inc.	6	1,372
SpringWorks Therapeutics, Inc. (a)	2	111
Stryker Corp.	16	3,969
Tenet Healthcare Corp. (a)	4	296
United Therapeutics Corp. (a)	2	404
Vertex Pharmaceuticals, Inc. (a)	12	2,917
Vir Biotechnology, Inc. (a)	4	137
Xencor, Inc. (a)	2	69
Zimmer Biomet Holdings, Inc.	10	1,230
Zoetis, Inc.	22	4,395
		155,815
Industrials - 5.8%
3M Co.	28	4,649
ABM Industries, Inc.	4	167
Alaska Air Group, Inc. (a)	6	328
American Airlines Group, Inc. (a)	30	494
Apogee Enterprises, Inc.	2	89
ASGN, Inc. (a)	2	230
Atlas Air Worldwide Holdings, Inc. (a)	2	161
Axon Enterprise, Inc. (a)	4	560
Bloom Energy Corp. - Class A (a)	6	90
Boeing Co. (a)	28	5,607
Booz Allen Hamilton Holding Corp.	6	460
Chart Industries, Inc. (a)	2	244
Cummins, Inc.	6	1,325
Deere & Co.	14	5,270
Deluxe Corp.	2	60
Eaton Corp.PLC - ADR	18	2,852
FedEx Corp.	12	2,950
Flowserve Corp.	6	196
Fortive Corp.	16	1,129
Forward Air Corp.	2	213
FTI Consulting, Inc. (a)	2	292
FuelCell Energy, Inc. (a)	16	68
Granite Construction, Inc.	2	72
Hillenbrand, Inc.	4	186
Honeywell International, Inc.	32	6,543
ITT, Inc.	4	368
Jacobs Engineering Group, Inc.	6	781
JetBlue Airways Corp. (a)	16	234
Joby Aviation, Inc. (a)	16	66
Johnson Controls International PLC - ADR	34	2,471
KBR, Inc.	6	260
Kennametal, Inc.	4	138
Korn Ferry	2	133
Lyft, Inc. - Class A (a)	12	462
Matson, Inc.	2	195
Nielsen Holdings PLC - ADR	16	302
Nordson Corp.	2	465
Norfolk Southern Corp.	12	3,264
Northrop Grumman Corp.	6	2,219
nVent Electric PLC - ADR	8	277
Otis Worldwide Corp.	20	1,709
Owens Corning	4	355
Pentair PLC - ADR	8	510
Regal Rexnord Corp.	4	634
Republic Services, Inc.	10	1,277
Ryder System, Inc.	2	146
Saia, Inc. (a)	2	569
SPX FLOW, Inc.	2	172
Stanley Black & Decker, Inc.	8	1,397
TPI Composites, Inc. (a)	2	24
Trane Technologies PLC - ADR	12	2,077
TriNet Group, Inc. (a)	2	170
Trinity Industries, Inc.	4	115
TrueBlue, Inc. (a)	2	53
Uber Technologies, Inc. (a)	68	2,543
United Parcel Service, Inc. - Class B	34	6,875
United Rentals, Inc. (a)	4	1,280
Waste Management, Inc.	20	3,009
Westinghouse Air Brake Technologies Corp.	8	711
WW Grainger, Inc.	2	990
		70,486
Information Technology - 40.0% #
8x8, Inc. (a)	6	92
Accenture PLC - Class A - ADR	30	10,607
ACI Worldwide, Inc. (a)	6	206
Adobe, Inc. (a)	22	11,755
Advanced Micro Devices, Inc. (a)	58	6,627
Akamai Technologies, Inc. (a)	8	916
Amkor Technology, Inc.	4	88
Analog Devices, Inc.	26	4,263
Anaplan, Inc. (a)	6	290
ANSYS, Inc. (a)	4	1,360
Apple, Inc.	786	137,377
Applied Materials, Inc.	42	5,804
Arista Networks, Inc. (a)	10	1,243
Atlassian Corp.PLC - Class A - ADR (a)	6	1,946
Automatic Data Processing, Inc.	20	4,123
Avalara, Inc. (a)	4	438
Avnet, Inc.	4	161
Axcelis Technologies, Inc. (a)	2	125
Black Knight, Inc. (a)	8	597
Blackline, Inc. (a)	2	184
Broadcom, Inc.	18	10,546
Broadridge Financial Solutions, Inc. - ADR	6	955
CDK Global, Inc.	6	258
CDW Corp	6	1,134
Cisco Systems Inc.	186	10,355
Cognex Corp.	8	532
Cognizant Technology Solutions Corp.	24	2,050
Cohu, Inc. (a)	2	66
CommVault Systems, Inc. (a)	2	135
Corning, Inc.	36	1,513
CSG Systems International, Inc.	2	114
Diodes, Inc. (a)	2	186
DocuSign, Inc. (a)	10	1,258
DXC Technology Co. (a)	12	361
Envestnet, Inc. (a)	2	148
ExlService Holdings, Inc. (a)	2	241
F5, Inc. (a)	2	415
Flex Ltd. - ADR (a)	22	356
Fortinet, Inc. (a)	6	1,783
Genpact Ltd. - ADR	8	398
Global Payments, Inc.	14	2,098
GoDaddy, Inc. - Class A (a)	8	606
Guidewire Software, Inc. (a)	4	403
Hewlett Packard Enterprise Co.	62	1,012
HP, Inc.	54	1,983
HubSpot, Inc. (a)	2	978
II-VI, Inc. (a)	4	254
Insight Enterprises, Inc. (a)	2	188
Intel Corp.	194	9,471
Intuit, Inc.	12	6,663
Jamf Holding Corp. (a)	2	66
Juniper Networks, Inc.	16	557
KLA Corp.	8	3,114
Lam Research Corp.	6	3,540
Littelfuse, Inc.	2	540
LiveRamp Holdings, Inc. (a)	4	179
Mandiant, Inc. (a)	12	181
Mastercard, Inc. - Class A	42	16,228
McAfee Corp. - Class A	4	103
Micron Technology, Inc.	54	4,443
Microsoft Corp.	352	109,465
MKS Instruments, Inc.	2	311
NetApp, Inc.	10	865
NETGEAR, Inc. (a)	2	55
NortonLifeLock, Inc.	26	676
Nutanix, Inc. (a)	10	273
NVIDIA Corp.	114	27,914
PagerDuty, Inc. (a)	4	132
Palo Alto Networks, Inc. (a)	4	2,070
PayPal Holdings, Inc. (a)	56	9,629
Ping Identity Holding Corp. (a)	2	40
Plantronics, Inc. (a)	2	53
Power Integrations, Inc.	2	161
Progress Software Corp.	2	91
PROS Holdings, Inc. (a)	2	55
QUALCOMM, Inc.	54	9,491
Rapid7, Inc. (a)	2	193
salesforce.com, Inc. (a)	46	10,701
Semtech Corp. (a)	4	284
ServiceNow, Inc. (a)	9	5,272
Splunk, Inc. (a)	8	991
Synaptics, Inc. (a)	2	421
Synopsys, Inc. (a)	8	2,484
TD SYNNEX Corp.	2	209
TE Connectivity Ltd. - ADR	16	2,288
Teledyne Technologies, Inc. (a)	2	843
Teradata Corp. (a)	6	242
Texas Instruments, Inc.	44	7,898
Unisys Corp. (a)	4	73
Viasat, Inc. (a)	4	176
Visa, Inc. - Class A	80	18,094
VMware, Inc.	4	514
Vonage Holdings Corp. (a)	12	250
Western Digital Corp. (a)	14	724
Western Union Co.	20	378
WEX, Inc. (a)	2	322
WM Technology, Inc. - Class A (a)	2	10
Workday, Inc. - Class A (a)	8	2,024
Xerox Holdings Corp.	6	127
Zendesk, Inc. (a)	6	591
Zuora, Inc. - Class A (a)	6	100
		490,103
Materials - 1.6%
Albemarle Corp.	6	1,324
AptarGroup, Inc.	4	469
Ball Corp.	16	1,554
Cleveland-Cliffs, Inc. (a)	22	377
Dow, Inc.	36	2,150
DuPont de Nemours, Inc.	24	1,838
Eastman Chemical Co.	6	714
International Paper Co.	18	869
Livent Corp. (a)	8	184
Mosaic Co.	16	639
Newmont Corp.	38	2,324
Nucor Corp.	14	1,420
O-I Glass, Inc. (a)	8	107
PPG Industries, Inc.	12	1,874
Reliance Steel & Aluminum Co.	2	306
Sherwin-Williams Co.	12	3,438
		19,587
Real Estate - 2.1%
Alexander & Baldwin, Inc. - REIT	4	92
American Tower Corp. - REIT	22	5,533
Broadstone Net Lease, Inc. - REIT	8	185
Camden Property Trust - REIT	4	640
CBRE Group, Inc. - Class A (a)	16	1,621
Crown Castle International Corp. - REIT	20	3,650
DigitalBridge Group, Inc. - Class A - REIT (a)	22	161
Equity Residential - REIT	18	1,597
GEO Group Inc. - REIT (a)	6	40
Jones Lang LaSalle, Inc. (a)	2	502
Opendoor Technologies, Inc. (a)	20	199
Orion Office REIT, Inc. - REIT (a)	2	33
Prologis, Inc. - REIT	36	5,646
Public Storage - REIT	8	2,868
Realogy Holdings Corp. (a)	6	99
Realty Income Corp. - REIT	18	1,249
RLJ Lodging Trust - REIT	8	111
Ryman Hospitality Properties, Inc. - REIT (a)	2	177
Tanger Factory Outlet Centers, Inc. - REIT	4	68
Veris Residential, Inc. - REIT (a)	4	66
Welltower, Inc. - REIT	20	1,733
		26,270
Utilities - 1.9%
AES Corp.	30	665
Ameren Corp.	12	1,065
American Electric Power Co. Inc.	24	2,170
Avangrid, Inc.	4	187
CenterPoint Energy, Inc.	28	794
CMS Energy Corp.	14	901
Consolidated Edison, Inc.	16	1,383
Edison International	18	1,130
Eversource Energy	16	1,432
Exelon Corp.	46	2,666
Hawaiian Electric Industries, Inc.	6	255
New Jersey Resources Corp.	4	161
NiSource, Inc.	18	525
NRG Energy, Inc.	12	479
PG&E Corp. (a)	94	1,202
PNM Resources, Inc.	4	179
Portland General Electric Co.	4	210
PPL Corp.	36	1,069
Public Service Enterprise Group, Inc.	24	1,597
Sempra Energy	14	1,934
WEC Energy Group, Inc.	14	1,359
Xcel Energy, Inc.	26	1,811
		23,174
Total Common Stocks
(Cost $1,234,858)		1,223,482

SHORT-TERM INVESTMENT - 0.1%
First American Government Obligations, Class X, 0.03% (b)
Total Short-Term Investment
(Cost $842)	842	842

Total Investments - 99.9%
(Cost $1,235,700)		1,224,324
Other Assets and Liabilites, Net - 0.1%		857
Total Net Assets - 100.0%		$1,225,181

ADR -	American Depositary Receipt.
PLC -	Public Limited Company.
REIT -	Real Estate Investment Trust.
#
As of January 31, 2022, the Fund had a significant portion of its assets invested in the Information Technology sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day effective yield as of January 31, 2022.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,223,482	$-	$-	$1,223,482
Short-Term Investment	842	-	-	842
Total Investments in Securities	$1,224,324	$-	$-	$1,224,324

Refer to Schedule of Investments for further information on the classification of investments.